
                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    12/31/95


Institutional Investment Manager:

MELLON EQUITY ASSOCIATES
ONE MELLON BANK CENTER
ROOM 3715
PITTSBURGH                                        PA            15258-0001




Name, Title and Telephone Number of Person Submitting Report:

    JAMES M. GOCKLEY               ASSISTANT GENERAL COUNSEL    412-234-2053


Signature, Place and Date of Signing:

/s/ JAMES M. GOCKLEY               PITTSBURGH                   PA    02/05/96


Managers Reporting on Behalf of Reporting Manager:

MELLON BANK, N.A.                                               028-00620




























                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

REPORT SUMMARY                  0 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED